Shareowners' Equity	3 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Shareowners' Equity

NOTE 12. SHAREOWNERS’ EQUITY

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Three months ended March 31
(In millions)	2016	2015

Investment securities
Beginning balance	$460	$1,013
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $81 and $155	159	287
Reclassifications from OCI – net of deferred taxes
of $40 and $(29)	60	(54)
Other comprehensive income (loss)(a)	220	233
Less OCI attributable to noncontrolling interests	-	1
Ending balance	$680	$1,245

Currency translation adjustments (CTA)
Beginning balance	$(5,499)	$(2,428)
OCI before reclassifications – net of deferred taxes
of $266 and $1,544	115	(5,338)
Reclassifications from OCI – net of deferred taxes
of $119 and $(1)	(114)	3
Other comprehensive income (loss)(a)	1	(5,335)
Less OCI attributable to noncontrolling interests	3	(48)
Ending balance	$(5,500)	$(7,715)

Cash flow hedges
Beginning balance	$(80)	$(180)
OCI before reclassifications – net of deferred taxes
of $(8) and $(38)	(25)	(926)
Reclassifications from OCI – net of deferred taxes
of $5 and $117	79	880
Other comprehensive income (loss)(a)	55	(46)
Less OCI attributable to noncontrolling interests	-	-
Ending balance	$(26)	$(226)

Benefit plans
Beginning balance	$(11,410)	$(16,578)
Prior service credit (costs) - net of deferred taxes
of $5 and $0	23	-
Net actuarial gain (loss) – net of deferred taxes
of $22 and $65	68	210
Net curtailment/settlement - net of deferred taxes
of $0 and $27	-	48
Prior service cost amortization – net of deferred taxes
of $21 and $37	16	50
Net actuarial loss amortization – net of deferred taxes
of $216 and $304	443	601
Other comprehensive income (loss)(a)	550	909
Less OCI attributable to noncontrolling interests	(1)	(2)
Ending balance	$(10,859)	$(15,667)

Accumulated other comprehensive income (loss) at March 31	$(15,705)	$(22,363)

(a) Total other comprehensive income (loss) was $826 million and $(4,240) million in the three months ended March 31, 2016 and 2015, respectively.

RECLASSIFICATION OUT OF AOCI

	Three months ended March 31
(In millions)	2016	2015	Statement of earnings caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$(100)	$83	Total revenue and other income(a)
Income taxes	40	(29)	Benefit (provision) for income taxes(b)
Net of tax	$(60)	$54

Currency translation adjustments
Gains (losses) on dispositions	$(6)	$(1)	Total revenue and other income(c)
Income taxes	119	(1)	Benefit (provision) for income taxes(d)
Net of tax	$114	$(3)

Cash flow hedges
Gains (losses) on interest rate derivatives	$(30)	$(39)	Interest and other financial charges
Foreign exchange contracts	(41)	(957)	(e)
Other	(13)	-	(f)
	(84)	(997)	Total before tax
Income taxes	5	117	Benefit (provision) for income taxes
Net of tax	$(79)	$(880)

Benefit plan items
Curtailment gain (loss)	$-	$(75)	(g)
Amortization of prior service costs	(37)	(87)	(g)
Amortization of actuarial gains (losses)	(659)	(905)	(g)
	(696)	(1,067)	Total before tax
Income taxes	237	368	Benefit (provision) for income taxes
Net of tax	$(459)	$(699)

Total reclassification adjustments (net of tax)	$(485)	$(1,528)

  Included $(78) million and $5 million for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $32 million and $1 million for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $(5) million and none for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $119 million and none for the three months ended March 31, 2016 and 2015, respectively in earnings (loss) from discontinued operations, net of taxes.
  Included $(22) million and $(944) million in GE Capital revenues from services and $(19) million and $(13) million in interest and other financial charges in the three months ended March 31, 2016 and 2015, respectively.
  Primarily recorded in costs and expenses.
  Curtailment gain (loss), amortization of prior service costs and actuarial gains and losses out of AOCI are included in the computation of net periodic pension costs. See Note 10 for further information.

SHARES OF GE PREFERRED STOCK

At December 31, 2014 GECC had outstanding 50,000 shares of non-cumulative A, B and C Series perpetual preferred stock at an average dividend rate of 6.44% with a face value of $5,000 million. In connection with the GE Capital Exit Plan, on December 3, 2015, these shares were converted into a corresponding Series A, B, and C of fixed-to-floating rate non-cumulative perpetual preferred stock issued by GE with face value of $2,778 million, $2,073 million, $1,094 million, respectively, for a cumulative face value of $5,944 million and an initial average fixed dividend rate of 4.07%. The incremental shares were issued in order to compensate preferred holders for the lower dividend rate. Subsequent to the issuance of the preferred stock on December 3, 2015, in response to investor feedback, GE launched an exchange offer on December 18, 2015 that allowed GE preferred stock investors to exchange their existing Series A, B and C preferred stock into a Series D GE preferred stock. These Series D instruments bear an initial fixed interest rate of 5.00% through January 21, 2021, will bear a floating rate equal to three-month LIBOR plus 3.33% thereafter and are callable on January 21, 2021. On January 20, 2016, $2,687 million of Series A, $2,008 million of Series B and $999 million of Series C were exchanged into $5,694 million Series D GE preferred stock. In addition to interim dividends and accretion of $57 million, a deemed dividend of $232 million was recorded in the three months ended March 31, 2016, $195 million for the amount by which the fair value of the Series D GE preferred stock exceeded the fair value of the original GECC Series A, B and C preferred stock, and a cash payment of $37 million paid to the GE Series A and B preferred stockholders who exchanged into the Series D GE preferred stock. Post exchange, $91 million of Series A, $64 million of Series B and $95 million of Series C GE preferred stock remain outstanding. The carrying value of the GE preferred stock at March 31, 2016 was $5,184 million and will increase to $5,944 million through periodic accretion to the respective call dates of each series. Principal and accretion for the preferred stock is recorded in other capital in the consolidated Statement of Financial Position and dividends and accretion are presented under the caption “Preferred stock dividends” in the Statement of Earnings (Loss).

In conjunction with the exchange of the GE Capital Preferred stock into GE Preferred stock and the exchange of Series A, B and C preferred stock into Series D preferred stock, GE Capital issued preferred stock to GE for which the amount and terms mirror the GE preferred stock held by external investors ($5,184 million carrying value at March 31, 2016).

Noncontrolling Interests

Noncontrolling interests in equity of consolidated affiliates includes common shares in consolidated affiliates and preferred stock issued by our affiliates.

CHANGES TO NONCONTROLLING INTERESTS

	Three months ended March 31
(In millions)	2016	2015

Beginning balance	$1,864	$8,674
Net earnings (loss)	(69)	(31)
Dividends	(7)	(2)
Dispositions	(42)	-
Other (including AOCI)(a)(b)	(79)	97
Ending balance	$1,667	$8,738

  Includes research & development partner funding arrangements, acquisitions and eliminations.
  Includes $(123) million for deconsolidation of investment funds managed by GE Asset Management (GEAM) upon the adoption of ASU 2015-02, Amendments to the Consolidation Analysis. See Note 1.

The ending balance for the period ended March 31, 2015 included $4,949 million related to GECC Series A, B and C preferred stock. In connection with the reorganization of the GE Capital businesses, original GECC preferred stock was converted to preferred stock issued by GE in the fourth quarter of 2015, and accordingly GE preferred stock is reflected in shareowners’ equity in the consolidated Statement of Financial Position. In addition, the ending balance for the period ended March 31, 2015 also included $2,617 million related to Synchrony Financial, which was eliminated as part of the split-off of Synchrony Financial from GE in the fourth quarter of 2015.

	Three months ended March 31
(In millions)	2016	2015

Beginning balance	$2,972	$98
Net earnings (loss)	(53)	(4)
Dividends	(9)	(10)
Redemption value adjustment	32	-
Other	94	(10)
Ending balance	$3,036	$73

Other

During the first quarter of 2016, we repurchased $6,142 million of our common stock, including shares repurchased under an accelerated share repurchase (ASR) agreement.

In March 2016, we entered into an ASR agreement with a financial institution which allowed us to repurchase our common stock at a price below its volume weighted-average price during a given period. During the quarter, we paid $2,000 million and received and classified as treasury shares an initial delivery of 54,732,775 shares based on then-current market prices. The payment was recorded as a reduction to shareowners' equity, consisting of a $1,700 million increase in treasury stock, which reflects the value of the shares received upon initial delivery, and a $300 million decrease in other capital, which reflects the value of the stock held back pending final settlement of the ASR agreement.

We accounted for the ASR as two separate transactions: (i) 54,732,775 shares of common stock initially delivered to GE and $1,700 million was accounted for as a treasury stock transaction and (ii) the unsettled contract of $300 million was determined to be a forward contract indexed to GE’s own common stock. The initial delivery of 54,732,775 shares resulted in an immediate reduction of the outstanding shares used to calculate the weighted-average common shares outstanding for basic and diluted earnings per share. GE has determined that the forward contract, indexed to its own common stock, met all the criteria for equity classification.

Common dividends from GE Capital totaled $7,500 million and $450 million to GE in the three months ended March 31, 2016 and 2015, respectively. Preferred stock dividends totaled $289 million, including cash dividends of $65 million in the three months ended March 31, 2016. There were no preferred stock dividends in the three months ended March 31, 2015.